CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2023	Apr. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000		1,000,000	1,000,000
Preferred stock, shares issued	0		0	0
Preferred stock, shares outstanding	0		0	0
Common stock subject to possible redemption shares outstanding	4,039,934		34,500,000
Common stock subject to possible redemption price per share	$ 10.57		$ 10.31
Class A common stock
Common stock, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000		200,000,000	200,000,000
Class A common stock subject to possible redemption
Common stock subject to possible redemption shares outstanding	4,039,934		34,500,000	34,500,000
Common stock subject to possible redemption price per share			$ 10.31	$ 10.20
Class A common stock not subject to possible redemption
Common stock, par value (in dollars per share)			$ 0.0001	$ 0.0001
Common stock, shares authorized			200,000,000	200,000,000
Common stock, shares issued	0		0	0
Common stock, shares outstanding	0		0	0
Class B common stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000		20,000,000	20,000,000
Common stock, shares issued	8,625,000		8,625,000	8,625,000
Common stock, shares outstanding	8,625,000		8,625,000	8,625,000